Equity-Based Compensation - Schedule of Assumptions Used (Detail) - Common Series D Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Grant date fair value	$ 300.00	$ 300.00	$ 300.00
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	44.00%	40.00%	35.00%
Risk-free interest rate	1.60%	2.60%	1.90%
Lack of marketability discount	26.00%	25.00%	20.00%
Expected term (years)	1 year	1 year	2 years